MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
MAINLAND CHINA CONTRIBUTION PLAN
Contribution plan	$ 141,163	$ 108,756	$ 99,349